Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000002943 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002943 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002943 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002943 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002943 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002943 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002943 | ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002943 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002943 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002943 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002943 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000002943 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002943 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002943 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002943 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002943 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002943 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002943 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002943 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002943 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002943 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002943 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000002942 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002942 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002942 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002942 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002942 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002942 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002942 | ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002942 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002942 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002942 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002942 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000002942 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002942 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002942 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002942 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002942 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002942 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002942 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002942 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002942 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002942 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002942 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000034307 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034307 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034307 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034307 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034307 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034307 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034307 | ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034307 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034307 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034307 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034307 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000034307 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034307 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034307 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034307 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034307 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034307 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034307 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034307 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000034307 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034307 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034307 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000002940 | Caterpillar Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002940 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002940 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002940 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002940 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002940 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002940 | ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002940 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002940 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002940 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002940 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000002940 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002940 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002940 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002940 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002940 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002940 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002940 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002940 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002940 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002940 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002940 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.40%